Capital Management and Risk Policies - Summary of Exposure to Foreign Exchange Risk as of Year End by Type of Currency (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Foreign Exchange Risk Factor [Line items]
Derivatives	$ 12,238,747	$ 5,275,600
Currency risk
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets	2,958,672	1,774,725
Monetary Financial Liabilities	(2,265,538)	(1,456,634)
Derivatives	61,597	(71,182)
Net Position	754,731	246,909
US Dollar | Currency risk
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets	2,926,068	1,755,508
Monetary Financial Liabilities	(2,259,546)	(1,449,086)
Derivatives	61,597	(71,182)
Net Position	728,119	235,240
Euro | Currency risk
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets	30,047	17,931
Monetary Financial Liabilities	(5,576)	(6,997)
Derivatives	0	0
Net Position	24,471	10,934
Canadian Dollar | Currency risk
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets	825	187
Monetary Financial Liabilities	(75)	(37)
Derivatives	0	0
Net Position	750	150
Real | Currency risk
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets	350	218
Monetary Financial Liabilities	0	0
Derivatives	0	0
Net Position	350	218
Swiss Franc | Currency risk
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets	407	249
Monetary Financial Liabilities	(299)	(165)
Derivatives	0	0
Net Position	108	84
Others | Currency risk
Disclosure of Foreign Exchange Risk Factor [Line items]
Monetary Financial Assets	975	632
Monetary Financial Liabilities	(42)	(349)
Derivatives	0	0
Net Position	$ 933	$ 283